Putnam Tax-Free High Yield Fund
The fund's portfolio
4/30/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.22% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.4%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.5%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$3,000,000	$3,455,490
zero %, 10/1/46	BBB	8,800,000	8,249,736

			11,705,226
Alaska (3.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	8,500,000	8,858,360
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/46	B3	13,070,000	12,980,993
Ser. B, zero %, 6/1/46	B/P	2,220,000	187,501
(Tobacco Settlement), Ser. C, zero %, 6/1/46	B/P	20,860,000	1,646,063

			23,672,917
Arizona (2.3%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,412,505
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,397,115
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.375%, 9/1/32	BB	1,000,000	991,480
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	3,889,794
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	669,675
5.00%, 7/1/35	BB	1,500,000	1,433,810
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,672,808
Phoenix, Indl. Dev. Auth. Student Hsg. Rev. Bonds, (Downtown Phoenix Student Hsg., LLC-AZ State U.), Ser. A, 5.00%, 7/1/37	Baa3	750,000	804,428
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,872,715
5.00%, 12/1/32	A3	1,500,000	1,780,860
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,608,256
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	481,155

			18,014,601
California (8.0%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	1,295,000	1,323,089
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.12%, 4/1/53	VMIG 1	10,000,000	10,000,000
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	1,000,000	1,055,740
CA State G.O. Bonds, 4.00%, 3/1/38	Aa2	7,500,000	8,489,475
CA State VRDN
Ser. A-2, 0.09%, 5/1/33	VMIG 1	6,635,000	6,635,000
Ser. A-3, 0.09%, 5/1/33	VMIG 1	2,965,000	2,965,000
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	800,000	857,464
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	819,681
5.00%, 8/1/32	BB	665,000	662,540
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,884,280
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	A-/F	500,000	515,415
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42	A-/F	1,750,000	1,807,995
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32	A-/F	1,105,000	1,138,360
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	836,188
(American Baptist Homes of the West), 5.00%, 10/1/43	A-/F	1,000,000	1,024,990
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.00%, 6/1/47	BB/P	6,000,000	5,848,560
Ser. A-1, 5.00%, 6/1/26	BBB	1,400,000	1,605,450
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	775,000	760,748
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,602,160
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,039,590
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	A	750,000	792,938
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,004,740
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,171,360
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,789,601
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,232,718

			61,863,082
Colorado (5.3%)
Aviation Station North Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/48	B+/P	1,000,000	870,890
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	1,500,000	1,288,980
Broadway Station Metro. Dist. No. 3 G.O. Bonds, 5.00%, 12/1/49	B/P	1,250,000	1,043,800
CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	A2	1,000,000	443,970
Ser. A, NATL, zero %, 9/1/28	A2	5,000,000	3,892,600
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	827,318
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	697,170
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,340,005
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	223,233
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	944,060
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39	BB+/F	2,000,000	1,804,220
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	1,864,920
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	428,153
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	419,272
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	Baa1	625,000	608,535
(Commonspirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	625,000	617,273
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	2,000,000	1,943,542
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	Baa1	4,000,000	3,855,790
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	12,000,000	7,272,840
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	330,000	331,640
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	2,877,420
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	2,824,340
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	501,900
STC Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/38	B+/P	2,000,000	1,871,200
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	1,717,240
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/49	BB-/P	1,000,000	869,730

			41,380,041
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,411,680
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	888,910
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,542,225

			4,842,815
Delaware (1.1%)
DE State Econ. Dev. Auth. Rev. Bonds
(Indian River Pwr.), 5.375%, 10/1/45	Baa2	3,000,000	2,990,970
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/46	BB	1,820,000	1,616,488
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	700,000	660,086
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	3,500,000	3,262,875

			8,530,419
District of Columbia (1.9%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	3,945,000	3,940,187
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	2,195,000	1,829,620
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,484,728
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	872,190
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	222,530
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.), 4.00%, 10/1/53(T)	Baa2	1,935,000	1,838,283
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/44(T)	Baa2	1,940,000	1,886,478
Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	406,885

			14,480,901
Florida (4.8%)
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	475,000	449,697
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (Town & Country Util.), 5.00%, 10/1/49	B/P	500,000	530,100
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. Care), 4.00%, 8/15/45	BBB+	3,000,000	2,936,790
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	560,000	607,382
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	5,885,000	6,171,776
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	900,000	923,040
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	920,000	931,537
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,274,163
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	1,804,032
5.00%, 11/15/39	BBB+	750,000	763,073
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,278,717
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	768,330
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A+/F	2,000,000	2,114,820
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	465,810
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. South FL), 4.00%, 8/15/49	AA-	3,000,000	3,077,010
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	1,770,000	1,655,924
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BBB-/F	1,285,000	1,241,644
5.00%, 1/1/30	BBB-/F	750,000	729,248
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,575,648
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	990,000	1,001,227
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	1,055,000	1,133,365
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	2,670,000	2,700,518
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,240,000	1,237,508
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds, (Phase II), 6.125%, 5/1/39	BBB-/P	720,000	722,635
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	160,000	162,635

			37,256,629
Georgia (1.8%)
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds, (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	2,000,000	2,011,560
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,304,275
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	2,385,000	2,055,942
Muni. Election Auth. of GA Rev. Bonds
(Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,631,425
(Plant Vogtle Units 3 & 4), Ser. A, 5.00%, 1/1/56	A2	2,000,000	2,113,560
(Plant Vogtle Units 3 & 4), Ser. A, 4.00%, 1/1/59	A2	3,000,000	2,715,570

			13,832,332
Guam (0.1%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	507,140

			507,140
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	565,875

			565,875
Illinois (15.1%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	7,328,851
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	1,984,520
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,288,025
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,218,660
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	1,874,780
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,412,488
Ser. A, 5.00%, 1/1/29	BBB+	2,600,000	2,644,486
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	4,858,000	4,860,818
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	4,000,000	3,856,000
Ser. H, 5.00%, 12/1/36	BB-	4,600,000	4,466,048
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB-	1,500,000	1,648,185
Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	217,880
5.00%, 1/1/28	Ba1	1,000,000	986,990
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/34	A	1,950,000	2,140,086
5.00%, 1/1/33	A	1,000,000	1,100,230
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	650,000	665,867
5.00%, 11/1/39	A	1,075,000	1,110,077
5.00%, 11/1/30	A	1,400,000	1,502,242
5.00%, 11/1/28	A	1,500,000	1,624,830
Cook Cnty., G.O. Bonds, 5.00%, 11/15/34	A+	1,000,000	1,015,160
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	772,000	718,740
IL Fin. Auth. Rev. Bonds, (Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	BB-	1,155,000	1,147,354
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa3	5,000,000	4,822,900
5.25%, 2/1/30	Baa3	3,000,000	2,899,860
5.00%, 11/1/41	Baa3	1,900,000	1,758,526
5.00%, 1/1/41	Baa3	1,000,000	927,020
5.00%, 2/1/39	Baa3	500,000	465,415
Ser. A, 5.00%, 5/1/38	Baa3	2,500,000	2,331,300
5.00%, 11/1/34	Baa3	2,250,000	2,127,870
Ser. A, 5.00%, 10/1/33	Baa3	1,025,000	972,120
5.00%, 1/1/33	Baa3	1,000,000	950,390
Ser. A, 5.00%, 12/1/31	Baa3	7,200,000	6,894,432
Ser. B, 5.00%, 10/1/31	Baa3	1,600,000	1,532,784
Ser. C, 5.00%, 11/1/29	Baa3	4,875,000	4,696,575
5.00%, 2/1/29	Baa3	5,775,000	5,576,225
Ser. A, 5.00%, 12/1/28	Baa3	2,700,000	2,608,578
Ser. D, 5.00%, 11/1/28	Baa3	3,230,000	3,121,569
Ser. A, 5.00%, 10/1/27	Baa3	2,000,000	1,940,700
Ser. D, 5.00%, 11/1/26	Baa3	1,425,000	1,390,800
IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	1,000,000	788,490
(Plymouth Place), 5.25%, 5/15/45	BB+/F	850,000	753,891
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	500,000	425,305
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	850,051
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	503,095
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	222,984
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/30	A+	400,000	457,076
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	600,000	636,378
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	4,000,000	3,968,560
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/50	BBB	7,000,000	6,398,280
Ser. B, stepped-coupon zero % (4.850%, 6/15/31) , 12/15/42(STP)	BBB	3,000,000	1,456,500
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	738,628
5.00%, 4/1/32	AA	600,000	689,112
5.00%, 4/1/30	AA	450,000	526,446
5.00%, 4/1/29	AA	400,000	466,944
4.00%, 4/1/41	AA	625,000	625,538
4.00%, 4/1/38	AA	600,000	605,760
4.00%, 4/1/37	AA	600,000	607,878
4.00%, 4/1/36	AA	600,000	610,248
4.00%, 4/1/35	AA	525,000	536,608
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	3,000,000	3,404,820

			117,101,973
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	861,060
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,365,000	1,191,249

			2,052,309
Kentucky (0.8%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,729,040
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	2,000,000	2,047,060
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	402,548
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,265,460
KY State Property & Bldg. Comm. Rev. Bonds, (No. 122), Ser. A, 4.00%, 11/1/35	A1	1,000,000	1,051,760

			6,495,868
Louisiana (0.8%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A
5.00%, 7/1/59	A3	1,000,000	1,056,280
4.00%, 7/1/54	A3	2,640,000	2,641,373
4.00%, 7/1/49	A3	1,000,000	1,023,050
4.00%, 7/1/44	A3	1,000,000	1,049,200
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	1,000,000	10
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	741,974

			6,511,887
Maine (0.5%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	3,000,000	3,136,290
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	1,000,000	1,039,710

			4,176,000
Maryland (1.0%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	1,000,000	972,920
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	469,055
MD Econ. Dev. Corp. Student Hsg. Rev. Bonds, (Bowie State U.), 4.00%, 7/1/50	BBB-	1,000,000	900,700
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	1,906,240
5.125%, 7/1/39	B/P	300,000	288,666
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	760,928
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	2,892,960

			8,191,469
Massachusetts (1.5%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	250,000	262,410
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 1/1/23)	AAA/P	250,000	289,440
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	1,000,000	1,020,700
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,011,880
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,000,000	4,816,300
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	854,285	111,758
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	BB/F	2,000,000	1,694,360
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	2,035,000	1,526,250

			11,733,098
Michigan (3.2%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba3	350,000	340,676
5.00%, 4/1/36	Ba3	1,400,000	1,371,174
Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	700,000	707,336
Ser. A, 5.25%, 7/1/39	Ba1	500,000	519,415
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	650,000	665,483
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.00%, 2/1/47	BB+	3,100,000	2,764,828
5.00%, 2/1/37	BB+	1,080,000	1,019,056
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group)
Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47(T)	Aa3	11,000,000	12,141,789
Ser. A, 4.00%, 12/1/49(T)	Aa3	3,875,000	3,979,959
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	470,985
5.00%, 11/15/34	BBB-/F	1,000,000	991,830

			24,972,531
Minnesota (0.8%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	363,744
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Ba2	725,000	650,122
4.00%, 3/1/28	Ba2	760,000	716,536
4.00%, 3/1/27	Ba2	730,000	691,967
3.00%, 3/1/21	Ba2	395,000	390,331
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	605,215
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	887,450
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,473,555
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BBB-	500,000	521,700

			6,300,620
Mississippi (0.6%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	4,350,000	4,363,920

			4,363,920
Missouri (1.3%)
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. D, 0.14%, 9/1/30	VMIG 1	4,900,000	4,900,000
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,409,753
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	3,000,000	2,552,010
5.00%, 9/1/48	BB+/F	1,750,000	1,459,063

			10,320,826
Nevada (0.6%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	660,000	663,313
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	500,000	507,305
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	340,000	349,302
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	745,000	750,818
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	1,075,000	1,173,459
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	700,000	646,709
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	935,510

			5,026,416
New Hampshire (0.5%)
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	2,100,000	1,931,790
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	626,575
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42	B-/P	250,000	198,405
6.125%, 7/1/37	B-/P	1,000,000	819,270

			3,576,040
New Jersey (7.6%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	660,980
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	305,736
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	1,976,060
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	1,962,428
Ser. EEE, 5.00%, 6/15/48	Baa1	4,000,000	3,910,200
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	508,505
Ser. EEE, 5.00%, 6/15/43	Baa1	3,910,000	3,880,597
Ser. DDD, 5.00%, 6/15/42	Baa1	1,500,000	1,494,720
Ser. EEE, 5.00%, 6/15/38	Baa1	2,500,000	2,517,200
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,143,990
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,055,390
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/39	Baa1	2,000,000	1,837,640
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/38	Baa1	3,000,000	2,768,640
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa2	1,000,000	1,045,070
4.75%, 6/15/32	Baa2	170,000	177,591
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,002,640
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,570,450
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,019,450
Ser. A, 5.00%, 12/15/39	Baa1	550,000	552,459
Ser. A, 5.00%, 12/15/34	Baa1	9,150,000	9,237,291
Ser. A, 5.00%, 12/15/33	Baa1	3,000,000	3,027,570
Ser. A, 4.00%, 12/15/39	Baa1	1,750,000	1,606,640
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BB+	7,200,000	7,247,952
Ser. A, 5.00%, 6/1/33	A-	6,750,000	7,722,810

			59,232,009
New Mexico (1.3%)
NM State Hosp. Equip. Loan Council First Mtge. Rev. Bonds, (La Vida Expansion), Ser. A, 5.00%, 7/1/49	BBB-/F	5,755,000	5,215,296
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A, 4.00%, 8/1/48	AA	3,500,000	3,744,230
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,035,924

			9,995,450
New York (3.5%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	491,160
NY City, VRDN, Ser. I-8, 0.12%, 4/1/36	VMIG 1	2,000,000	2,000,000
NY City, Indl. Dev. Agcy. Rev. Bonds, (Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,009,760
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 11/1/41(T)	Aa1	10,000,000	10,822,700
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BBB	2,500,000	2,342,925
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/36	Baa3	1,100,000	1,197,306
5.00%, 12/1/35	Baa3	1,300,000	1,423,695
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,233,913
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	6,750,000	6,473,723

			26,995,182
North Carolina (0.9%)
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	2,894,740
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	750,000	608,948
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	1,500,000	1,230,945
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,543,360
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	939,210

			7,217,203
Ohio (4.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6.25%, 6/1/37 (Prerefunded 6/1/22)	Caa3	7,300,000	8,123,440
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	15,675,000	13,994,013
Ser. B-3, Class 2, zero %, 6/1/57	B+/P	14,000,000	1,481,900
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	1,834,340
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	992,005
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.00%, 7/1/35	BBB/P	2,825,000	2,923,960
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	175,000	194,192
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,485,000	1,320,403
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	250,000	250,458
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	1,944,960
OH State Higher Edl. Fac. Comm. Rev. Bonds, 5.25%, 12/1/48	BB	750,000	668,850
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,347,464
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	241,951

			36,317,936
Oregon (0.2%)
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	800,884
5.00%, 11/1/32	A3	360,000	426,726

			1,227,610
Pennsylvania (3.5%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	765,000	769,590
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	2,200,000	2,087,426
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/37	Baa3	1,000,000	990,510
(Chatham U.), Ser. A, 5.00%, 9/1/30	BBB-	1,500,000	1,530,945
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,109,292
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	642,394
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	843,770
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,000,000	949,630
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Baa3	800,000	825,264
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,230,000	1,097,923
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	627,963
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	4,301,593
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	2,300,000	2,483,655
5.00%, 12/1/44	A/F	1,850,000	2,004,549
4.00%, 12/1/44	A/F	1,150,000	1,157,452
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	1,500,000	1,296,585
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	2,000,000	1,885,940
Northeastern PA Hosp. & Ed. Auth. Rev. Bonds, (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB	1,000,000	952,800
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	1,042,530
Susquehanna, Area Regl. Arpt. Auth. Syst. Rev. Bonds, 5.00%, 1/1/35	Baa3	800,000	761,976

			27,361,787
Puerto Rico (0.4%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-1, 5.00%, 7/1/58	B/P	1,097,000	1,030,708
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	217,118
Ser. A-1, 4.75%, 7/1/53	B/P	433,000	392,839
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	54,458
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	14,791
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	113,279
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	537,312
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	216,300
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	356,624
Ser. A-1, zero %, 7/1/33	B/P	159,000	86,504
Ser. A-1, zero %, 7/1/31	B/P	141,000	86,474
Ser. A-1, zero %, 7/1/29	B/P	109,000	74,625
Ser. A-1, zero %, 7/1/27	B/P	112,000	84,500
Ser. A-1, zero %, 7/1/24	B/P	66,000	56,252

			3,321,784
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,068,250

			3,068,250
South Carolina (3.2%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	790,190
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,037,260
SC State Jobs-Econ. Dev. Auth. Rev. Bonds
(Woodlands at Furman), Ser. A, 5.00%, 11/15/54	BB/P	1,000,000	848,590
(Woodlands at Furman), Ser. A, 5.00%, 11/15/42	BB/P	585,000	521,159
(Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	7,205,000	7,557,901
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	6,220,000	6,599,420
Ser. E, 5.25%, 12/1/55	A2	2,500,000	2,652,025
Ser. E, 5.00%, 12/1/48	A2	2,000,000	2,068,540
Ser. C, 5.00%, 12/1/46	A2	1,000,000	1,044,060
(Oblig.), Ser. B, 5.00%, 12/1/37	A2	500,000	538,590

			24,657,735
Tennessee (1.0%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	427,580
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	419,688
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	449,454
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	850,000	843,387
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	725,000	766,864
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Trevecca Nazarene U.)
5.00%, 10/1/48	BBB-/F	1,800,000	1,809,594
5.00%, 10/1/39	BBB-/F	800,000	816,520
5.00%, 10/1/34	BBB-/F	400,000	416,144
5.00%, 10/1/29	BBB-/F	600,000	643,560
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,225,150

			7,817,940
Texas (7.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	841,056
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,122,460
(Idea Pub. Schools), 5.00%, 8/15/32	A-	2,100,000	2,197,041
(IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	A-	375,000	426,278
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	2,265,000	2,339,858
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	942,710
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 0.16%, 12/1/24	A-1+	9,400,000	9,400,000
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6.50%, 7/15/30	Ba3	3,200,000	3,252,576
Ser. B-1, 5.00%, 7/15/35	BB-	200,000	196,676
Ser. B-1, 5.00%, 7/15/30	BB-	2,650,000	2,628,933
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,305,058
5.00%, 2/15/32	BBB	2,250,000	2,326,838
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,302,370
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	174,750
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	503,209
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	911,768
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	389,580
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Ba1	3,500,000	2,948,505
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	507,930
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/38	AA	500,000	552,035
(MRC Crestview), 5.00%, 11/15/36	BB+/F	350,000	329,340
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	789,614
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/30	AA	400,000	457,948
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,602,240
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.)
5.00%, 6/15/48	BB-/P	750,000	726,098
5.00%, 6/15/38	BB-/P	245,000	245,230
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,767,744
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	3,500,000	3,717,315
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	4,500,000	4,708,305
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	1,750,000	1,683,553
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	614,805

			58,911,823
Utah (0.8%)
Infrastructure Agcy. Telecomm. Rev. Bonds
4.00%, 10/15/42	BBB-/F	1,500,000	1,204,380
4.00%, 10/15/36	BBB-/F	1,000,000	855,730
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 0.16%, 5/15/37	VMIG 1	4,300,000	4,300,000

			6,360,110
Virginia (1.8%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	472,685
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	350,000	352,846
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42	BBB-/F	690,000	647,807
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	756,744
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/56	Baa3	3,000,000	3,012,330
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,459,440
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB-	1,725,000	1,749,875
(95 Express Lanes, LLC), 5.00%, 1/1/40	BBB-	4,500,000	4,482,945
VA State Small Bus. Fin. Auth. Solid Waste Disp. Fac. 144A, FRN Mandatory Put Bonds (7/1/38), (Covanta Holding Corp.), 5.00%, 1/1/48	B-	1,000,000	947,360

			13,882,032
Washington (2.9%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,040,570
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BB	5,700,000	5,742,750
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,172,620
WA State G.O. Bonds, Ser. 21A
5.00%, 6/1/41(WIS)	Aaa	1,935,000	2,324,032
5.00%, 6/1/37(WIS)	Aaa	2,000,000	2,438,680
5.00%, 6/1/29(WIS)	Aaa	1,150,000	1,443,446
WA State Hlth. Care Fac. Auth. Rev. Bonds, (Overlake Hosp. Med. Ctr.), Ser. A, 4.00%, 7/1/37	A2	3,125,000	3,186,906
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	515,988
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	3,423,520

			22,288,512
Wisconsin (3.1%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,800,000	1,598,598
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	800,000	808,608
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB+	3,500,000	3,501,365
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	392,742
5.00%, 6/15/49	BB+/P	1,040,000	918,341
5.00%, 6/15/39	BB+/P	410,000	378,619
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	1,045,200
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	639,982
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	869,771
5.00%, 5/1/42	BBB+	500,000	513,865
Pub. Fin. Auth. Ltd. Oblig. Pilot 144A Rev. Bonds, (American Dream at Meadowlands), 7.00%, 12/1/50	BB/P	720,000	675,367
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	2,000,000	1,899,480
Pub. Fin. Auth. Retirement Fac. Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/43	BB/F	1,500,000	1,379,655
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/59	AA	1,350,000	1,384,857
4.00%, 7/1/55	AA	1,000,000	1,025,820
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	750,000	679,035
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	808,808
(Thedacare, Inc.), 4.00%, 12/15/49	A1	1,395,000	1,443,323
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	982,330
5.75%, 11/15/44	BB-/P	500,000	479,095
5.50%, 11/15/34	BB-/P	1,685,000	1,640,617
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,402,470

			24,467,948

Total municipal bonds and notes (cost $807,363,113)			$780,598,247

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$715,188

Total unitized trust (cost $1,206,477)		$715,188

SHORT-TERM INVESTMENTS (2.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.64%(AFF)	Shares	16,516,722	$16,516,722
U.S. Treasury Bills 1.551%, 5/14/20(SEGSF)		$122,000	121,996
U.S. Treasury Bills 1.574%, 5/7/20(SEGSF)		165,000	164,998
U.S. Treasury Bills 0.011%, 8/6/20(SEGSF)		16,000	15,995
U.S. Treasury Bills 1.546%, 7/16/20(SEGSF)		779,000	778,842
U.S. Treasury Bills 1.462%, 6/11/20(SEGSF)		743,000	742,919
U.S. Treasury Bills 0.056%, 7/9/20(SEGSF)		31,000	30,995
U.S. Treasury Bills 0.310%, 7/23/20(SEGSF)		191,000	190,963
U.S. Treasury Bills 0.502%, 5/5/20(SEGSF)		255,000	254,999
U.S. Treasury Bills zero%, 8/20/20(SEGSF)		19,000	18,994
U.S. Treasury Bills 0.018%, 9/10/20(SEGSF)		289,000	288,886
U.S. Treasury Bills 0.014%, 9/24/20		223,000	222,896

Total short-term investments (cost $19,345,738)			$19,349,205
TOTAL INVESTMENTS

Total investments (cost $827,915,328)			$800,662,640

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$19,440,000	$1,303,083	(E)	$—	10/18/31	1.404% — Quarterly	SIFMA Municipal Swap index — Quarterly	$(1,303,082)
	36,000,000	1,227,636	(E)	—	10/18/26	SIFMA Municipal Swap index — Quarterly	1.182% — Quarterly	1,227,636
	34,240,000	1,126,975	(E)	—	10/20/26	SIFMA Municipal Swap index — Quarterly	1.159% — Quarterly	1,126,975
	10,077,000	1,295,096	(E)	—	10/21/41	1.559% — Quarterly	SIFMA Municipal Swap index — Quarterly	(1,295,096)

	Upfront premium received			—		Unrealized appreciation		2,354,611

	Upfront premium (paid)			—		Unrealized (depreciation)		(2,598,178)

	Total			$—			Total	$(243,567)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$1,450,000	$119,116	$—	5/21/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	$(119,116)
	2,900,000	241,967	—	6/4/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(241,967)
	1,000,000	58,023	—	5/14/20	—	1.98% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(58,023)
	2,140,000	181,404	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(181,404)
	4,275,000	370,023	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(370,023)
	Morgan Stanley & Co. International PLC
	1,815,000	152,730	—	5/21/20	—	1.85% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(152,730)
	1,815,000	149,100	—	5/21/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(149,100)
	2,675,000	215,485	—	6/4/20	—	2.68% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(215,485)

Upfront premium received			—	Unrealized appreciation			—

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,487,848)

	Total		$—			Total	$(1,487,848)
(E)	Extended effective date.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through April 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $777,486,725.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/20
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$194,536,150	$178,019,428	$82,712	$16,516,722

	Total Short-term investments	$—	$194,536,150	$178,019,428	$82,712	$16,516,722
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,740,707.
(WIS)	When-issued security.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $53,222,922 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.22%, 0.33% and 0.56%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	25.80%
	Education	15.6
	State debt	14.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for yield curve positioning.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount,to hedge sector exposure, for gaining exposure to specific sectors, and for hedging inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,086,026 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,731,415 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
	At the close of the reporting period, the fund’s investments with a value of $41,020,594 were held by the TOB trust and served as collateral for $25,868,035 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $199,609 for these investments based on an average interest rate of 1.40%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$780,598,247	$—
Unitized trust	—	—	715,188
Municipal bonds and notes	16,516,722	2,832,483	—

Totals by level	$16,516,722	$783,430,730	$715,188
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	—	(243,567)	—
Total return swap contracts	—	(1,487,848)	—

Totals by level	$—	$(1,731,415)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC interest rate swap contracts (notional)	$121,800,000
OTC total return swap contracts (notional)	$31,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com